Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue	£ 19,850	£ 21,659	£ 18,449
Provision for bad and doubtful debts	(179)	(220)	(167)
Other operating costs	(15,208)	(17,549)	(14,139)
Other operating income	12	989	228
Operating profit	4,475	4,879	4,371
Finance income	248	138	50
Finance costs	(1,712)	(1,598)	(1,072)
Share of post-tax results of joint ventures and associates	37	171	92
Profit before tax	3,048	3,590	3,441
Tax	(831)	(876)	(1,258)
Profit after tax from continuing operations	2,217	2,714	2,183
Profit after tax from discontinued operations	74	5,083	171
Total profit for the year (continuing and discontinued)	2,291	7,797	2,354
Attributable to:
Equity shareholders of the parent	2,290	7,797	2,353
Non-controlling interests from continuing operations	£ 1	£ 0	£ 1
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP pence per share)	£ 0.600	£ 0.742	£ 0.606
Diluted earnings per share (continuing) (in GBP pence per share)	0.597	0.738	0.603
Basic earnings per share (continuing and discontinued) (in GBP pence per share)	0.620	2.131	0.654
Diluted earnings per share (continuing and discontinued) (in GBP pence per share)	£ 0.617	£ 2.121	£ 0.650